Share-Based Payment (Tables)	12 Months Ended
Jun. 30, 2025
Share-Based Payment [Abstract]
Schedule of Share-Based Payment Transactions Recognised as an Expense

Total costs arising from share-based payment transactions recognised as an expense during the year were as follows:

	30 June 2025 $	30 June 2024 $	30 June 2023 $
Issue of RSUs to Directors and management (i)	27,044,194	608,156	-
Issue of RSU’s to suppliers – Chris Gale (ii)	80,700	-	-
Issue of shares to suppliers – Bellatrix Corporate Pty Ltd (iii)	807,000	-	-
Issue of shares to director – Tony Sage (iv)	1,200,000	-	-
Issue of shares to suppliers – Alberta Inc (v)	955,000	-	-
Issue of shares to suppliers - Skylong Asset Limited (vi)	480,000	-	-
	30,566,894	608,156	-

(i)	RSUs to Directors and Management
(ii)	RSU’s to Suppliers
(iii)	Shares to Suppliers
(iv)	Shares to Director
(v)	Shares to Suppliers
(vi)	Shares to Suppliers

Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period	The RSU’s have been valued based on the trading price on the date of issue with the overall cost to be spread over the vesting period. An amount of $807,000 has been booked in the accounts at 30 June 2025.
	Number of RSU’s	Grant date	Vesting Date	Fair value at grant date $ per right	Vesting conditions
Steve Parkes	100,000	28 January 2025	1 July 2025	$8.07	Tranche A
Michael Ryan	100,000	28 January 2025	1 July 2025	$8.07	Tranche A
	Number of RSU’s	Grant date	Vesting Date	Fair value at grant date $ per right	Vesting conditions
John Thomas	100,000	1 May 2025	1 July 2025	$1.55	Tranche A
Thomas McNamara	100,000	1 May 2025	1 July 2025	$1.55	Tranche A
	Number of RSU’s	Grant date	Vesting Date	Fair value at grant date $ per right	Vesting conditions
Tony Sage	1,000,000	16 May 2025	1 July 2025	$1.41	None
Malcolm Day	250,000	16 May 2025	1 July 2025	$1.41	None
Mykhailo Zhernov	250,000	16 May 2025	1 July 2025	$1.41	None
Michael Hanson	250,000	16 May 2025	1 July 2025	$1.41	None
Michael Ryan	60,000	16 May 2025	1 July 2025	$1.41	None
	Number of RSU’s	Grant date	Fair value at grant date $ per right	Vesting Date
Chris Gale	10,000	25 January 2025	$8.07	30 June 2025
	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Bellatrix	100,000	25 January 2025	$8.07	28 February 2025
	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Tony Sage	500,000	26 February 2025	$2.40	26 February 2025
	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Alberta Inc	500,000	1 March 2025	$1.91	31 May 2025
	Number of Shares	Grant date	Fair value at grant date $ per right	Vesting Date
Skylong Asset Limited	350,365	6 June 2025	$1.37	6 June 2025